Assets Held for Sale - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets Held for Sale] [Line Items]
Assets held for sale	$ 0	$ 708,097
Proceeds from sale of assets held for sale	496,107	194,066	$ 84,241
Gain (Loss) on sale of assets	22,732	495,413	37,289
Write off of deferred financing costs	$ 7,196	3,088	$ 681
Write down of assets held for sale		458,600
Related Party, asset write down
Assets Held for Sale] [Line Items]
Write down of assets held for sale		$ 36,800